CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash	$ 14,386	$ 14,797
Restricted cash		99,900
Accounts receivable, net	45,791	84,565
Due from related parties	31,908
Inventory		3,447
Prepaid expenses and other current assets	15,750	9,681
Total current assets	107,835	212,390
Intangible assets	851,719	949,779
TOTAL ASSETS	959,554	1,162,169
Current Liabilities:
Accounts payable	264,224	256,558
Accrued expenses	196,416	2,525
Due to related parties	763,664	394,611
Deferred income	72,808	88,505
Note payable	18,068
Total current liabilities	1,315,180	742,199
Due to related parties		348,066
TOTAL LIABILITIES	1,315,180	1,090,265
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value, 100,000,000 shares authorized, 33,612,376 and 22,865,623 shares issued and outstanding at December 31, 2016 and 2015	33,612	22,865
Additional paid-in capital	1,956,536	837,017
Accumulated defecit	(2,345,774)	(787,978)
Total stockholders' deficit	(355,626)	71,904
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 959,554	$ 1,162,169